Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001938571
Document Type	S-1
Entity Registrant Name	Adaptin Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1566415
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false